Note 8 - Goodwill and Other Intangible Assets (Details) - Components of Intangible Assets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Intangible assets subject to amortization:
Intangible assets subject to amortization	¥ 6,424,471	¥ 6,424,471
Less accumulated amortization
Intangible assets subject to amortization—net	3,804,927	4,201,957
Intangible assets not subject to amortization:
Telephone rights	29,352	29,987
Trademark	107,000	107,000
Goodwill	6,169,609	5,969,951	¥ 5,969,951
Total	6,305,961	6,106,938
Total intangible assets	10,110,888	10,308,895
Customer Relationships [Member]
Intangible assets subject to amortization:
Intangible assets subject to amortization	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	¥ (2,619,544)	¥ (2,222,514)